Debt Obligations (Details Narrative 2) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Monthy note payment	$ (598,251)	$ (24,336)	$ 1,407,524	$ 299,276
Minimum [Member]
Monthy note payment	3,125
Maximum [Member]
Monthy note payment	$ 4,125